ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Engage Surgical
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Engage Surgical
$ million
Intangible assets – Product-related	44
Property, plant and equipment	2
Inventory	2
Trade and other payables	(1)
Net assets	47
Goodwill	84
Consideration (net of $nil cash acquired)	131

Extremity Orthopaedics
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Extremity Orthopaedics
$ million
Intangible assets – Product-related	101
Intangible assets – Customer-related	11
Property, plant and equipment	22
Inventory	41
Other payables	(23)
Net deferred tax asset	(12)
Net assets	140
Goodwill	96
Consideration (net of $nil cash acquired)	236

Tusker Medical, Inc.
Ifrs Statement [Line Items]
Schedule of fair value of assets acquired and liabilities assumed

Tusker
$ million
Intangible assets – Product-related	53
Property, plant and equipment	6
Other receivables	1
Trade and other payables	(6)
Non-current liabilities	(3)
Net deferred tax asset	5
Net assets	56
Goodwill	83
Consideration (net of $nil cash acquired)	139